Subsequent Events - Schedule of Notes Receivable, Related Party (Details)	Dec. 31, 2024 USD ($)
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	$ 2,495,201
January 2025 [Member]
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	502,000
February 2025 [Member]
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	250,000
February 2025 [Member]
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	620,000
March 2025 [Member]
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	308,000
April 2025 [Member]
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	565,201
May 2025 [Member]
Schedule of Notes Receivable, Related Party [Line Items]
Notes receivable	$ 250,000